Derivatives	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Derivatives

15	Derivatives

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset (Note 30)					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

Foreign exchange	6,215,518	28,768	78,089	428	78,517	74,915	853	75,768
Interest rate	19,751,577	178,289	235,430	1,365	236,795	229,989	3,042	233,031
Equities	590,156	—	9,353	—	9,353	11,845	—	11,845
Credit	391,798	—	4,692	—	4,692	5,369	—	5,369
Commodity and other	59,716	—	886	—	886	1,233	—	1,233
Gross total fair values	27,008,765	207,057	328,450	1,793	330,243	323,351	3,895	327,246
Offset (Note 30)					(110,425)			(110,425)
At 31 Dec 2017	27,008,765	207,057	328,450	1,793	219,818	323,351	3,895	216,821

The notional contract amounts of derivatives held for trading purposes and derivatives designated in hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.
Derivative assets and liabilities decreased during 2018, driven by the adoption of Settled to Market accounting for cleared derivatives, yield curve movements and changes in foreign exchange rates.

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	16,623	1,120	207	—	207	628	155	783
Interest rate	44,059	38,148	283	217	500	538	838	1,376
At 31 Dec 2018	60,682	39,268	490	217	707	1,166	993	2,159

Foreign exchange	20,484	1,120	588	—	588	1,330	110	1,440
Interest rate	41,061	25,294	1,364	436	1,800	678	964	1,642
At 31 Dec 2017	61,545	26,414	1,952	436	2,388	2,008	1,074	3,082
Use of derivatives
For details regarding use of derivatives, see page 183 under ‘Market Risk’.
Trading derivatives
Most of HSBC’s derivative transactions relate to sales and trading activities. Sales activities include the structuring and marketing of derivative products to customers to enable them to take, transfer, modify or reduce current or expected risks. Trading activities include market-making and risk management. Market-making entails quoting bid and offer prices to other market participants for the purpose of generating revenue based on spread and volume. Risk management activity is undertaken to manage the risk arising from client transactions, with the principal purpose of retaining client margin. Other derivatives classified as held for trading include non-qualifying hedging derivatives.
Substantially all of HSBC Holdings’ derivatives entered into with subsidiaries are managed in conjunction with financial liabilities designated at fair value.
Derivatives valued using models with unobservable inputs
The difference between the fair value at initial recognition (the transaction price) and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases, is as shown in the following table:

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2018	2017
	Footnotes	$m	$m
Unamortised balance at 1 Jan		106	99
Deferral on new transactions		161	191
Recognised in the income statement during the year:		(158)	(187)
– amortisation		(96)	(85)
– subsequent to unobservable inputs becoming observable		(2)	(2)
– maturity, termination or offsetting derivative		(60)	(100)
Exchange differences		(4)	10
Other		(19)	(7)
Unamortised balance at 31 Dec	1	86	106

1	This amount is yet to be recognised in the consolidated income statement.
Hedge accounting derivatives
HSBC applies hedge accounting to manage the following risks: interest rate, foreign exchange and net investment in foreign operations. Further details on how these risks arise and how they are managed by the Group can be found in the Report of the Directors.
Fair value hedges
HSBC enters into fixed-for-floating-interest-rate swaps to manage the exposure to changes in fair value caused by movements in market interest rates on certain fixed-rate financial instruments that are not measured at fair value through profit or loss, including debt securities held and issued.

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet	Change in fair value[2]
Hedged risk	$m	$m	$m	presentation	$m
Interest rate[3]	123,551	915	2,123	Derivatives	283
At 31 Dec 2018	123,551	915	2,123		283

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,469		231		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(425)	(37)	Net income from financial instruments held for trading or managed on a fair value basis
	1,455		(6)		Loans and advances to customers	(4)
		14,171		(155)	Debt securities in issue	124
		4,780		45	Deposits by banks	(15)
At 31 Dec 2018	94,924	18,951	225	(110)		(320)	(37)

1	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $93m for FVOCI and assets of $19m for debt issued.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	39,538	217	993	Derivatives	(231)
At 31 Dec 2018	39,538	217	993		(231)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

4
The notional amount of non-dynamic fair value hedges is equal to $39,538m, of which the weighted-average maturity date is December 2026 and the weighted-average swap rate is 1.34%. The majority of these hedges are internal to HSBC Group.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	4,620		29		Loans and advances to banks	38	(2)	Net income from financial instruments held for trading or managed on a fair value basis
		33,874		(763)	Debt securities in issue	191
At 31 Dec 2018	4,620	33,874	29	(763)		229	(2)

1	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $80m for debt issued.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to the discount rates used for calculating the fair value of derivatives, hedges using instruments with a non-zero fair value, and notional and timing differences between the hedged items and hedging instruments.
For some debt securities held, HSBC manages interest rate risk in a dynamic risk management strategy. The assets in scope of this strategy are high-quality fixed-rate debt securities, which may be sold to meet liquidity and funding requirements.
The interest rate risk of the HSBC fixed-rate debt securities issued is managed in a non-dynamic risk management strategy.
Cash flow hedges
HSBC’s cash flow hedging instruments consist principally of interest rate swaps and cross-currency swaps that are used to manage the variability in future interest cash flows of non-trading financial assets and liabilities, arising due to changes in market interest rates and foreign-currency basis.
HSBC applies macro cash flow hedging for interest rate risk exposures on portfolios of replenishing current and forecasted issuances of non-trading assets and liabilities that bear interest at variable rates, including rolling such instruments. The amounts and timing of future cash flows, representing both principal and interest flows, are projected for each portfolio of financial assets and liabilities on the basis of their contractual terms and other relevant factors, including estimates of prepayments and defaults. The aggregate cash flows representing both principal balances and interest cash flows across all portfolios are used to determine the effectiveness and ineffectiveness. Macro cash flow hedges are considered to be dynamic hedges.
HSBC also hedges the variability in future cash flows on foreign-denominated financial assets and liabilities arising due to changes in foreign exchange market rates with cross-currency swaps, which are considered dynamic hedges.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	24,954	295	653	Derivatives	(198)	(200)	2	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	39,720	165	138	Derivatives	(77)	(67)	(10)
At 31 Dec 2018	64,674	460	791		(275)	(267)	(8)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.
Sources of hedge ineffectiveness may arise from basis risk, including but not limited to timing differences between the hedged items and hedging instruments and hedges using instruments with a non-zero fair value.

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2018	(40)	(187)
Fair value gains/(losses)	(67)	(200)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	90	227
Income taxes	(11)	(13)
Others	2	(9)
Cash flow hedging reserve at 31 Dec 2018	(26)	(182)
Hedges of net investments in foreign operations
The Group applies hedge accounting in respect of certain consolidated net investments. Hedging is undertaken using forward foreign exchange contracts or by financing with foreign currency borrowings. At 31 December 2018, the fair values of outstanding financial instruments designated as hedges of net investments in foreign operations were assets of $163m (2017: $4m), liabilities of nil (2017: $71m) and notional contract values of $5,000m (2017: $5,000m). Ineffectiveness recognised in ‘Net income from financial instruments held for trading or managed on a fair value basis’ in the year ended 31 December 2018 was nil (2017: nil).